Equity Income Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Communication Services (2.5%)
	Comcast Corp. Class A	806,542	30,576
	Verizon Communications Inc.	277,610	10,796
[1]	Sirius XM Holdings Inc.	744,048	2,954
	AT&T Inc.	147,422	2,838
	Sinclair Broadcast Group Inc. Class A	8,689	149
			47,313
Consumer Discretionary (5.3%)
	Home Depot Inc.	161,121	47,550
	TJX Cos. Inc.	186,436	14,609
	Lennar Corp. Class A	108,797	11,436
	McDonald's Corp.	24,041	6,722
	Williams-Sonoma Inc.	31,052	3,778
	Advance Auto Parts Inc.	28,958	3,521
	Travel & Leisure Co.	89,267	3,499
	Macy's Inc.	176,684	3,090
	Best Buy Co. Inc.	30,026	2,350
	Starbucks Corp.	17,708	1,844
	Tapestry Inc.	32,909	1,419
	Wendy's Co.	37,288	812
	La-Z-Boy Inc.	12,852	374
			101,004
Consumer Staples (13.2%)
	Procter & Gamble Co.	250,943	37,313
	Philip Morris International Inc.	312,200	30,362
	Mondelez International Inc. Class A	353,737	24,663
	Unilever plc ADR	453,417	23,546
	Archer-Daniels-Midland Co.	290,439	23,136
	Keurig Dr Pepper Inc.	540,174	19,057
	Walmart Inc.	91,361	13,471
	Kellogg Co.	182,055	12,190
	Kimberly-Clark Corp.	88,768	11,914
	Pernod Ricard SA	49,851	11,288
	PepsiCo Inc.	44,990	8,202
	Coca-Cola Co.	125,610	7,792
	Altria Group Inc.	160,145	7,146
	Hershey Co.	22,394	5,697
	Kroger Co.	108,974	5,380
	Tyson Foods Inc. Class A	65,093	3,861
	Colgate-Palmolive Co.	37,919	2,850
	Ingredion Inc.	24,909	2,534
	Medifast Inc.	14,636	1,517

		Shares	Market Value ($000)
	Target Corp.	2,373	393
			252,312
Energy (9.6%)
	ConocoPhillips	435,904	43,246
	EOG Resources Inc.	366,223	41,980
	Exxon Mobil Corp.	163,939	17,978
	Coterra Energy Inc.	709,946	17,422
	Chevron Corp.	102,442	16,714
[1]	TC Energy Corp.	298,117	11,596
	Phillips 66	97,277	9,862
	Diamondback Energy Inc.	55,157	7,456
	Marathon Petroleum Corp.	51,767	6,980
	Valero Energy Corp.	45,410	6,339
	APA Corp.	79,236	2,857
	Schlumberger NV	37,351	1,834
			184,264
Financials (17.9%)
	JPMorgan Chase & Co.	463,572	60,408
	Morgan Stanley	296,740	26,054
	MetLife Inc.	427,578	24,774
	Chubb Ltd.	106,153	20,613
	M&T Bank Corp.	161,368	19,295
	Royal Bank of Canada	191,877	18,350
	American International Group Inc.	327,260	16,481
	Raymond James Financial Inc.	176,594	16,471
	Bank of America Corp.	450,546	12,886
	Blackstone Inc.	139,967	12,295
	Regions Financial Corp.	578,946	10,745
	Fidelity National Information Services Inc.	186,495	10,132
	Wells Fargo & Co.	264,821	9,899
	Truist Financial Corp.	239,404	8,164
	Citigroup Inc.	161,050	7,552
	Goldman Sachs Group Inc.	17,413	5,696
	Ameriprise Financial Inc.	16,599	5,088
	Discover Financial Services	44,074	4,356
	Bank of New York Mellon Corp.	92,038	4,182
	Radian Group Inc.	183,930	4,065
	Hartford Financial Services Group Inc.	53,052	3,697
	MGIC Investment Corp.	274,582	3,685
	CNO Financial Group Inc.	165,006	3,661
	American Financial Group Inc.	29,055	3,530
	Jackson Financial Inc. Class A	88,804	3,322
	Assured Guaranty Ltd.	63,655	3,200
	Popular Inc.	53,304	3,060
	Corebridge Financial Inc.	186,596	2,989
	SLM Corp.	224,021	2,776
	Lincoln National Corp.	87,817	1,973
	Zions Bancorp NA	61,034	1,827
	PNC Financial Services Group Inc.	13,183	1,676
	BlackRock Inc.	1,846	1,235
	Travelers Cos. Inc.	6,934	1,188
	First BanCorp. (XNYS)	98,378	1,123
	Synchrony Financial	36,948	1,074
	Fifth Third Bancorp	37,859	1,009
	Ally Financial Inc.	28,907	737
	Allstate Corp.	5,801	643
	Navient Corp.	39,325	629

	Shares	Market Value ($000)
Heartland Financial USA Inc.	10,722	411
Aflac Inc.	5,475	353
Progressive Corp.	2,239	320
Comerica Inc.	7,300	317
		341,941
Health Care (16.4%)
Pfizer Inc.	1,392,980	56,834
Johnson & Johnson	315,931	48,969
Merck & Co. Inc.	447,379	47,597
Eli Lilly & Co.	109,957	37,761
AstraZeneca plc ADR	239,643	16,634
Becton Dickinson and Co.	55,697	13,787
UnitedHealth Group Inc.	27,631	13,058
AbbVie Inc.	81,885	13,050
Roche Holding AG	44,047	12,586
Medtronic plc	139,669	11,260
Bristol-Myers Squibb Co.	150,912	10,460
Elevance Health Inc.	20,842	9,583
Amgen Inc.	39,375	9,519
CVS Health Corp.	97,950	7,279
Gilead Sciences Inc.	61,620	5,113
		313,490
Industrials (10.1%)
General Dynamics Corp.	75,517	17,234
Siemens AG (Registered)	96,449	15,625
L3Harris Technologies Inc.	79,543	15,610
Raytheon Technologies Corp.	147,845	14,478
Johnson Controls International plc	226,716	13,653
Honeywell International Inc.	67,143	12,832
Eaton Corp. plc	73,164	12,536
Emerson Electric Co.	140,739	12,264
Canadian National Railway Co.	102,520	12,097
Union Pacific Corp.	46,035	9,265
Lockheed Martin Corp.	18,410	8,703
Caterpillar Inc.	37,931	8,680
Automatic Data Processing Inc.	34,901	7,770
3M Co.	57,591	6,053
Waste Management Inc.	32,343	5,277
Triton International Ltd.	62,319	3,940
ManpowerGroup Inc.	46,843	3,866
United Parcel Service Inc. Class B (XNYS)	18,440	3,577
Apogee Enterprises Inc.	79,342	3,432
Cummins Inc.	9,478	2,264
Timken Co.	18,700	1,528
Oshkosh Corp.	9,090	756
Ryder System Inc.	6,352	567
		192,007
Information Technology (8.9%)
Cisco Systems Inc.	741,717	38,773
QUALCOMM Inc.	253,022	32,281
Broadcom Inc.	38,474	24,683
NXP Semiconductors NV	79,205	14,770
Analog Devices Inc.	72,297	14,258
Corning Inc.	403,327	14,229
TE Connectivity Ltd.	97,327	12,764
HP Inc.	160,689	4,716
Texas Instruments Inc.	22,734	4,229

		Shares	Market Value ($000)
	NetApp Inc.	52,438	3,348
	Intel Corp.	81,920	2,676
	International Business Machines Corp.	17,534	2,299
			169,026
Materials (3.4%)
	LyondellBasell Industries NV Class A	198,494	18,637
	PPG Industries Inc.	116,466	15,558
	Rio Tinto plc ADR	164,682	11,297
	Celanese Corp. Class A	70,102	7,633
	Reliance Steel & Aluminum Co.	17,978	4,616
	CF Industries Holdings Inc.	52,034	3,772
	Steel Dynamics Inc.	32,768	3,705
	Linde plc	958	340
	Eastman Chemical Co.	3,786	319
			65,877
Real Estate (1.4%)
	Crown Castle Inc.	105,807	14,161
	Welltower Inc.	171,027	12,261
			26,422
Utilities (7.6%)
	NextEra Energy Inc.	332,502	25,629
	American Electric Power Co. Inc.	271,788	24,730
	Exelon Corp.	522,526	21,889
	Sempra Energy (XNYS)	120,858	18,269
	Atmos Energy Corp.	148,894	16,730
	Xcel Energy Inc.	74,915	5,052
	WEC Energy Group Inc.	52,019	4,931
	PPL Corp.	157,112	4,366
	Otter Tail Corp.	56,580	4,089
	Vistra Corp.	167,153	4,012
	NRG Energy Inc.	110,628	3,793
	National Fuel Gas Co.	62,092	3,585
	UGI Corp.	98,641	3,429
	Hawaiian Electric Industries Inc.	88,019	3,380
	Eversource Energy	13,111	1,026
	Duke Energy Corp.	4,138	399
	MGE Energy Inc.	4,384	341
	Southern Co.	4,418	307
			145,957
Total Common Stocks (Cost $1,770,358)			1,839,613
Temporary Cash Investments (4.4%)
Money Market Fund (3.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.839%	659,623	65,956

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.9%)
BNP Paribas Securities Corp. 4.810%, 4/3/23 (Dated 3/31/23, Repurchase Value $17,607,000, collateralized by Fannie Mae 2.500%–5.500%, 10/1/46–4/1/53, and Ginnie Mae 2.500%–3.500%, 3/20/42–5/20/51, with a value of $17,952,000)	17,600	17,600
Total Temporary Cash Investments (Cost $83,558)		83,556
Total Investments (100.7%) (Cost $1,853,916)		1,923,169
Other Assets and Liabilities—Net (-0.7%)		(13,231)
Net Assets (100%)		1,909,938
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,304,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,925,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	260	53,791	3,105
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,800,114	39,499	—	1,839,613
Temporary Cash Investments	65,956	17,600	—	83,556
Total	1,866,070	57,099	—	1,923,169
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,105	—	—	3,105
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.